Provisions and other liabilities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Lease	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($) [1]
Non-current liabilities [Abstract]
Provisions and other liabilities	$ 21,382,000			$ 3,910,000
Leases due greater than 1 year	4,569,000			1,053,000
Provisions and other liabilities, non current	25,951,000			4,963,000
Current liabilities [Abstract]
Provisions and other liabilities	9,976,000			23,304,000
Leases due less than 1 year	963,000			571,000
Provisions and other liabilities current	10,939,000			23,875,000
Total provisions and other liabilities	$ 36,890,000			$ 28,838,000
Leases [Abstract]
Number of new office leases | Lease	2
Boston Lease [Member]
Non-current liabilities [Abstract]
Leases due greater than 1 year			$ 1,233,000
Current liabilities [Abstract]
Leases due less than 1 year			148,000
Leases [Abstract]
Lease term	8 years
Aggregate lease payment amounts over the lease term			2,100,000
Right-of-use asset			$ 1,381,000
Dublin Lease [Member]
Non-current liabilities [Abstract]
Leases due greater than 1 year		$ 2,855,000
Current liabilities [Abstract]
Leases due less than 1 year		110,000
Leases [Abstract]
Lease term	20 years
Aggregate lease payment amounts over the lease term		5,420,000
Right-of-use asset		$ 2,965,000

[1]	see Note 27